Note 4 - Capital Lease Obligations - Future Minimum Lease Payments Required Under the Capital Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
2017	$ 46
2018	34
2019	2
Total minimum lease payments	82
Less amounts representing interest	(11)
Capital lease obligations, net of interest	71
Less current maturities of capital lease obligations	(40)
Long-term capital lease obligations	$ 31	$ 66